Financial risk management - Disclosure of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities (Details) € in Thousands	12 Months Ended
	Mar. 31, 2023 EUR (€) $ / shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other current liabilities	€ 34,851	€ 27,913
Other current financial liabilities	19,227	22,589
Warrants
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other current financial liabilities	€ 11,449	12,051	€ 30,979
Public warrants
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares	€ 11.50
Less than 3 months
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	€ 565	0
Other non-current financial liabilities	0	0
Trade payables	110,215	103,457
Other current liabilities	20,678	14,987
Accrued liabilities	33,581	19,954
Other current financial liabilities	0	0
Total	165,039	138,398
Between 3 months and 1 year
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	81,321	20,075
Other non-current financial liabilities	0	0
Trade payables	98,891	62,646
Other current liabilities	1,279	440
Accrued liabilities	14,820	8,516
Other current financial liabilities	7,776	10,538
Total	204,087	102,215
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	20,761	40,205
Other non-current financial liabilities	10,293	7,583
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Other current financial liabilities	0	0
Total	31,054	47,788
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	740,837	738,955
Other non-current financial liabilities	10,646	26,601
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Other current financial liabilities	0	0
Total	751,483	765,556
Over 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	0	0
Other non-current financial liabilities	88	394
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Other current financial liabilities	0	0
Total	€ 88	€ 394